Shareholder Report		9 Months Ended	12 Months Ended
	Oct. 17, 2023	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			iShares Trust
Entity Central Index Key			0001100663
Entity Investment Company Type			N-1A
Document Period End Date			Jul. 31, 2024
C000069400
Shareholder Report [Line Items]
Fund Name			iShares Core Aggressive Allocation ETF
Trading Symbol			AOA
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about iShares Core Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number			1-800-474-2737
Additional Information Website			blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Aggressive Allocation ETF	$11Footnote Reference(a)	0.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Although bonds underperformed equities, they still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

Both equities and fixed income advanced for the reporting period. The equity allocation represented approximately 81% of the Fund on average during the reporting period. Equities across regions and capitalizations rose, led by U.S. large-capitalization stocks, which were the largest contributor to the Fund’s return. The information technology sector drove U.S. large-capitalization stocks meaningfully higher, particularly a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits. International developed stocks benefited from the sharp rally in Japanese shares, supported by central bank actions and improved corporate governance.

The bond allocation, which constituted approximately 19% of the Fund on average during the reporting period, U.S. corporate bonds benefited from strong demand and more attractive yields than their government-issued counterparts.

What detracted from performance?

There were no detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI All Country World Index	Bloomberg U.S. Universal Index	S&P Target Risk Aggressive Index
Jul 14	$10000	$10000	$10000	$10000
Aug 14	$10282	$10221	$10108	$10282
Sep 14	$9943	$9889	$10028	$9944
Oct 14	$10166	$9959	$10126	$10168
Nov 14	$10289	$10126	$10180	$10291
Dec 14	$10197	$9930	$10163	$10201
Jan 15	$10129	$9775	$10356	$10132
Feb 15	$10550	$10319	$10296	$10568
Mar 15	$10453	$10159	$10338	$10471
Apr 15	$10662	$10454	$10326	$10682
May 15	$10682	$10440	$10308	$10702
Jun 15	$10467	$10195	$10193	$10487
Jul 15	$10554	$10283	$10253	$10574
Aug 15	$9972	$9578	$10222	$9990
Sep 15	$9722	$9231	$10262	$9742
Oct 15	$10274	$9956	$10295	$10296
Nov 15	$10279	$9874	$10258	$10302
Dec 15	$10097	$9696	$10206	$10120
Jan 16	$9676	$9110	$10319	$9697
Feb 16	$9601	$9048	$10392	$9623
Mar 16	$10189	$9719	$10520	$10213
Apr 16	$10294	$9862	$10591	$10319
May 16	$10357	$9875	$10600	$10385
Jun 16	$10366	$9815	$10786	$10392
Jul 16	$10716	$10238	$10875	$10745
Aug 16	$10745	$10272	$10887	$10774
Sep 16	$10821	$10335	$10890	$10850
Oct 16	$10633	$10160	$10817	$10662
Nov 16	$10683	$10237	$10574	$10713
Dec 16	$10867	$10458	$10605	$10895
Jan 17	$11102	$10744	$10643	$11134
Feb 17	$11364	$11045	$10725	$11397
Mar 17	$11498	$11180	$10721	$11535
Apr 17	$11670	$11355	$10810	$11708
May 17	$11888	$11605	$10894	$11926
Jun 17	$11950	$11658	$10884	$11990
Jul 17	$12215	$11984	$10939	$12266
Aug 17	$12261	$12030	$11033	$12314
Sep 17	$12462	$12262	$10994	$12516
Oct 17	$12678	$12517	$11007	$12737
Nov 17	$12881	$12759	$10991	$12920
Dec 17	$13044	$12965	$11039	$13087
Jan 18	$13592	$13697	$10933	$13640
Feb 18	$13071	$13121	$10829	$13118
Mar 18	$12972	$12831	$10884	$13019
Apr 18	$12986	$12963	$10811	$13036
May 18	$13037	$12979	$10870	$13091
Jun 18	$12969	$12909	$10855	$13024
Jul 18	$13294	$13298	$10877	$13353
Aug 18	$13387	$13403	$10931	$13444
Sep 18	$13410	$13461	$10884	$13467
Oct 18	$12565	$12452	$10793	$12620
Nov 18	$12730	$12634	$10841	$12789
Dec 18	$12032	$11744	$11011	$12087
Jan 19	$12807	$12672	$11163	$12871
Feb 19	$13080	$13011	$11175	$13145
Mar 19	$13261	$13174	$11377	$13331
Apr 19	$13626	$13619	$11393	$13700
May 19	$13012	$12811	$11567	$13083
Jun 19	$13695	$13650	$11731	$13769
Jul 19	$13691	$13690	$11766	$13770
Aug 19	$13551	$13365	$12032	$13636
Sep 19	$13782	$13647	$11980	$13870
Oct 19	$14105	$14020	$12019	$14200
Nov 19	$14342	$14362	$12016	$14439
Dec 19	$14741	$14868	$12034	$14841
Jan 20	$14589	$14704	$12250	$14689
Feb 20	$13711	$13516	$12434	$13810
Mar 20	$12104	$11692	$12191	$12192
Apr 20	$13090	$12944	$12435	$13189
May 20	$13647	$13507	$12551	$13751
Jun 20	$13986	$13938	$12656	$14092
Jul 20	$14580	$14676	$12878	$14694
Aug 20	$15250	$15574	$12804	$15372
Sep 20	$14888	$15072	$12781	$15008
Oct 20	$14612	$14705	$12735	$14734
Nov 20	$16013	$16518	$12901	$16151
Dec 20	$16635	$17285	$12946	$16782
Jan 21	$16573	$17206	$12864	$16723
Feb 21	$16907	$17605	$12699	$17062
Mar 21	$17338	$18075	$12551	$17498
Apr 21	$17935	$18865	$12656	$18104
May 21	$18195	$19150	$12705	$18369
Jun 21	$18356	$19411	$12797	$18534
Jul 21	$18518	$19545	$12926	$18701
Aug 21	$18852	$20034	$12917	$19042
Sep 21	$18200	$19207	$12807	$18384
Oct 21	$18946	$20187	$12796	$19142
Nov 21	$18593	$19701	$12812	$18784
Dec 21	$19202	$20489	$12803	$19404
Jan 22	$18446	$19483	$12522	$18639
Feb 22	$17978	$18979	$12352	$18169
Mar 22	$18173	$19391	$12020	$18366
Apr 22	$16898	$17839	$11572	$17080
May 22	$17021	$17860	$11636	$17205
Jun 22	$15828	$16354	$11403	$16000
Jul 22	$16806	$17496	$11690	$16988
Aug 22	$16130	$16852	$11386	$16306
Sep 22	$14784	$15239	$10895	$14947
Oct 22	$15520	$16158	$10776	$15692
Nov 22	$16708	$17412	$11178	$16896
Dec 22	$16090	$16726	$11140	$16274
Jan 23	$17167	$17926	$11485	$17364
Feb 23	$16635	$17412	$11203	$16827
Mar 23	$17104	$17948	$11466	$17303
Apr 23	$17341	$18206	$11536	$17544
May 23	$17112	$18011	$11416	$17313
Jun 23	$17908	$19057	$11399	$18121
Jul 23	$18415	$19755	$11410	$18635
Aug 23	$17974	$19203	$11341	$18190
Sep 23	$17273	$18408	$11071	$17482
Oct 23	$16833	$17855	$10904	$17038
Nov 23	$18160	$19503	$11395	$18383
Dec 23	$19032	$20440	$11827	$19268
Jan 24	$19057	$20560	$11799	$19294
Feb 24	$19661	$21442	$11658	$19907
Mar 24	$20232	$22116	$11772	$20487
Apr 24	$19570	$21386	$11497	$19818
May 24	$20367	$22254	$11688	$20627
Jun 24	$20657	$22750	$11794	$20921
Jul 24	$21072	$23117	$12062	$21343

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
14.43%	9.01%	7.74%
Fund Market...
14.44	9.01	7.74
MSCI All Country World Index...
17.02	11.05	8.74
Bloomberg U.S. Universal Index...
5.72	0.50	1.89
S&P Target Risk Aggressive Index...
14.54	9.16	7.88

No Deduction of Taxes [Text Block]			Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,987,323,320	$ 1,987,323,320
Holdings Count | Holding		9	9
Advisory Fees Paid, Amount			$ 1,891,904
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,987,323,320
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$1,891,904
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
50.0%
International Equity...
30.5
Domestic Fixed Income...
16.6
International Fixed Income...
2.9

Largest Holdings [Text Block]

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
46.0%
iShares Core MSCI International Developed Markets ETF...
22.5
iShares Core Total USD Bond Market ETF...
16.6
iShares Core MSCI Emerging Markets ETF...
8.0
iShares Core International Aggregate Bond ETF...
2.9

C000069397
Shareholder Report [Line Items]
Fund Name			iShares Core Conservative Allocation ETF
Trading Symbol			AOK
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about iShares Core Conservative Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number			1-800-474-2737
Additional Information Website			blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Conservative Allocation ETF	$10Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector.

  Although bonds underperformed equities, they still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

Both equities and fixed income advanced for the reporting period. While the equity allocation represented approximately 31% of the Fund on average, it was still the largest contributor to returns. Equities across regions and capitalizations rose, led by U.S. large-capitalization stocks, which were the largest contributors to the Fund’s return. The information technology sector drove U.S. large-capitalization stocks meaningfully higher, particularly a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits.

Across the bond allocation, which constituted approximately 69% of the Fund on average during the reporting period, U.S. corporate bonds benefited from strong demand and more attractive yields than their government-issued counterparts. Maturity-wise, shorter-term issues, those between zero and three years, outperformed longer-term securities. Short-term issues are less sensitive to interest rate changes and benefit from higher yields and lower duration risk.

What detracted from performance?

There were no detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index	S&P Target Risk Conservative Index
Jul 14	$10000	$10000	$10000	$10000
Aug 14	$10149	$10108	$10221	$10150
Sep 14	$9990	$10028	$9889	$9989
Oct 14	$10107	$10126	$9959	$10105
Nov 14	$10166	$10180	$10126	$10166
Dec 14	$10114	$10163	$9930	$10116
Jan 15	$10151	$10356	$9775	$10151
Feb 15	$10247	$10296	$10319	$10250
Mar 15	$10254	$10338	$10159	$10259
Apr 15	$10298	$10326	$10454	$10303
May 15	$10281	$10308	$10440	$10287
Jun 15	$10133	$10193	$10195	$10140
Jul 15	$10193	$10253	$10283	$10200
Aug 15	$9970	$10222	$9578	$9975
Sep 15	$9896	$10262	$9231	$9905
Oct 15	$10119	$10295	$9956	$10127
Nov 15	$10107	$10258	$9874	$10116
Dec 15	$9999	$10206	$9696	$10008
Jan 16	$9904	$10319	$9110	$9914
Feb 16	$9934	$10392	$9048	$9941
Mar 16	$10233	$10520	$9719	$10244
Apr 16	$10302	$10591	$9862	$10313
May 16	$10340	$10600	$9875	$10348
Jun 16	$10475	$10786	$9815	$10487
Jul 16	$10667	$10875	$10238	$10678
Aug 16	$10669	$10887	$10272	$10682
Sep 16	$10694	$10890	$10335	$10706
Oct 16	$10560	$10817	$10160	$10572
Nov 16	$10421	$10574	$10237	$10436
Dec 16	$10513	$10605	$10458	$10517
Jan 17	$10590	$10643	$10744	$10596
Feb 17	$10742	$10725	$11045	$10749
Mar 17	$10796	$10721	$11180	$10804
Apr 17	$10915	$10810	$11355	$10922
May 17	$11041	$10894	$11605	$11046
Jun 17	$11058	$10884	$11658	$11062
Jul 17	$11183	$10939	$11984	$11216
Aug 17	$11261	$11033	$12030	$11294
Sep 17	$11299	$10994	$12262	$11335
Oct 17	$11394	$11007	$12517	$11433
Nov 17	$11454	$10991	$12759	$11484
Dec 17	$11523	$11039	$12965	$11555
Jan 18	$11650	$10933	$13697	$11685
Feb 18	$11404	$10829	$13121	$11438
Mar 18	$11425	$10884	$12831	$11460
Apr 18	$11375	$10811	$12963	$11414
May 18	$11421	$10870	$12979	$11462
Jun 18	$11404	$10855	$12909	$11444
Jul 18	$11524	$10877	$13298	$11569
Aug 18	$11587	$10931	$13403	$11632
Sep 18	$11564	$10884	$13461	$11609
Oct 18	$11235	$10793	$12452	$11279
Nov 18	$11322	$10841	$12634	$11370
Dec 18	$11191	$11011	$11744	$11240
Jan 19	$11540	$11163	$12672	$11593
Feb 19	$11641	$11175	$13011	$11698
Mar 19	$11837	$11377	$13174	$11897
Apr 19	$11976	$11393	$13619	$12036
May 19	$11870	$11567	$12811	$11933
Jun 19	$12203	$11731	$13650	$12247
Jul 19	$12235	$11766	$13690	$12283
Aug 19	$12359	$12032	$13365	$12433
Sep 19	$12405	$11980	$13647	$12480
Oct 19	$12521	$12019	$14020	$12598
Nov 19	$12595	$12016	$14362	$12673
Dec 19	$12731	$12034	$14868	$12812
Jan 20	$12830	$12250	$14704	$12911
Feb 20	$12625	$12434	$13516	$12710
Mar 20	$11932	$12191	$11692	$12014
Apr 20	$12403	$12435	$12944	$12487
May 20	$12704	$12551	$13507	$12794
Jun 20	$12887	$12656	$13938	$12979
Jul 20	$13211	$12878	$14676	$13313
Aug 20	$13386	$12804	$15574	$13498
Sep 20	$13253	$12781	$15072	$13366
Oct 20	$13133	$12735	$14705	$13247
Nov 20	$13687	$12901	$16518	$13808
Dec 20	$13923	$12946	$17285	$14051
Jan 21	$13851	$12864	$17206	$13981
Feb 21	$13834	$12699	$17605	$13963
Mar 21	$13903	$12551	$18075	$14035
Apr 21	$14151	$12656	$18865	$14288
May 21	$14240	$12705	$19150	$14381
Jun 21	$14357	$12797	$19411	$14501
Jul 21	$14493	$12926	$19545	$14643
Aug 21	$14583	$12917	$20034	$14736
Sep 21	$14301	$12807	$19207	$14452
Oct 21	$14510	$12796	$20187	$14667
Nov 21	$14431	$12812	$19701	$14587
Dec 21	$14591	$12803	$20489	$14752
Jan 22	$14189	$12522	$19483	$14347
Feb 22	$13943	$12352	$18979	$14096
Mar 22	$13775	$12020	$19391	$13928
Apr 22	$13099	$11572	$17839	$13245
May 22	$13167	$11636	$17860	$13315
Jun 22	$12673	$11403	$16354	$12814
Jul 22	$13166	$11690	$17496	$13315
Aug 22	$12736	$11386	$16852	$12880
Sep 22	$12033	$10895	$15239	$12169
Oct 22	$12180	$10776	$16158	$12318
Nov 22	$12836	$11178	$17412	$12984
Dec 22	$12544	$11140	$16726	$12689
Jan 23	$13106	$11485	$17926	$13259
Feb 23	$12756	$11203	$17412	$12905
Mar 23	$13092	$11466	$17948	$13246
Apr 23	$13200	$11536	$18206	$13356
May 23	$13059	$11416	$18011	$13215
Jun 23	$13285	$11399	$19057	$13446
Jul 23	$13427	$11410	$19755	$13590
Aug 23	$13263	$11341	$19203	$13424
Sep 23	$12883	$11071	$18408	$13039
Oct 23	$12649	$10904	$17855	$12803
Nov 23	$13361	$11395	$19503	$13526
Dec 23	$13903	$11827	$20440	$14076
Jan 24	$13939	$11799	$20560	$14113
Feb 24	$13975	$11658	$21442	$14151
Mar 24	$14211	$11772	$22116	$14391
Apr 24	$13840	$11497	$21386	$14016
May 24	$14186	$11688	$22254	$14368
Jun 24	$14330	$11794	$22750	$14515
Jul 24	$14642	$12062	$23117	$14833

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
9.05%	3.66%	3.89%
Fund Market...
8.98	3.65	3.88
Bloomberg U.S. Universal Index...
5.72	0.50	1.89
MSCI All Country World Index...
17.02	11.05	8.74
S&P Target Risk Conservative Index...
9.15	3.84	4.02

No Deduction of Taxes [Text Block]			Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 578,503,604	$ 578,503,604
Holdings Count | Holding		8	8
Advisory Fees Paid, Amount			$ 601,965
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$578,503,604
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$601,965
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
58.9%
Domestic Equity...
19.2
International Equity...
11.6
International Fixed Income...
10.3

Largest Holdings [Text Block]

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Total USD Bond Market ETF...
58.9%
iShares Core S&P 500 ETF...
17.5
iShares Core International Aggregate Bond ETF...
10.3
iShares Core MSCI International Developed Markets ETF...
8.6
iShares Core MSCI Emerging Markets ETF...
3.0

C000069399
Shareholder Report [Line Items]
Fund Name			iShares Core Growth Allocation ETF
Trading Symbol			AOR
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about iShares Core Growth Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number			1-800-474-2737
Additional Information Website			blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Growth Allocation ETF	$11Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Although bonds underperformed equities, they still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields

What contributed to performance?

Both equities and fixed income advanced for the reporting period. The equity allocation represented approximately 61% of the Fund on average during the reporting period. Equities across regions and capitalizations rose, led by U.S. large-capitalization stocks, which were the largest contributor to the Fund’s return. The information technology sector drove U.S. large-capitalization stocks meaningfully higher, particularly a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits. International developed stocks benefited from the sharp rally in Japanese shares, supported by central bank actions and improved corporate governance.

Across the bond allocation, which constituted approximately 38% of the Fund on average during the reporting period, U.S. corporate bonds benefited from strong demand and more attractive yields than their government-issued counterparts.

What detracted from performance?

There were no detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI All Country World Index	Bloomberg U.S. Universal Index	S&P Target Risk Growth Index
Jul 14	$10000	$10000	$10000	$10000
Aug 14	$10246	$10221	$10108	$10244
Sep 14	$9987	$9889	$10028	$9984
Oct 14	$10192	$9959	$10126	$10189
Nov 14	$10299	$10126	$10180	$10298
Dec 14	$10238	$9930	$10163	$10239
Jan 15	$10207	$9775	$10356	$10208
Feb 15	$10501	$10319	$10296	$10510
Mar 15	$10445	$10159	$10338	$10455
Apr 15	$10589	$10454	$10326	$10601
May 15	$10595	$10440	$10308	$10606
Jun 15	$10407	$10195	$10193	$10417
Jul 15	$10482	$10283	$10253	$10494
Aug 15	$10040	$9578	$10222	$10051
Sep 15	$9861	$9231	$10262	$9873
Oct 15	$10281	$9956	$10295	$10296
Nov 15	$10281	$9874	$10258	$10295
Dec 15	$10128	$9696	$10206	$10143
Jan 16	$9835	$9110	$10319	$9852
Feb 16	$9802	$9048	$10392	$9816
Mar 16	$10282	$9719	$10520	$10297
Apr 16	$10371	$9862	$10591	$10389
May 16	$10426	$9875	$10600	$10443
Jun 16	$10484	$9815	$10786	$10502
Jul 16	$10775	$10238	$10875	$10794
Aug 16	$10794	$10272	$10887	$10813
Sep 16	$10849	$10335	$10890	$10870
Oct 16	$10680	$10160	$10817	$10702
Nov 16	$10656	$10237	$10574	$10677
Dec 16	$10803	$10458	$10605	$10820
Jan 17	$10976	$10744	$10643	$10995
Feb 17	$11195	$11045	$10725	$11216
Mar 17	$11299	$11180	$10721	$11320
Apr 17	$11450	$11355	$10810	$11472
May 17	$11632	$11605	$10894	$11654
Jun 17	$11677	$11658	$10884	$11699
Jul 17	$11888	$11984	$10939	$11927
Aug 17	$11945	$12030	$11033	$11988
Sep 17	$12082	$12262	$10994	$12126
Oct 17	$12253	$12517	$11007	$12299
Nov 17	$12394	$12759	$10991	$12427
Dec 17	$12518	$12965	$11039	$12554
Jan 18	$12892	$13697	$10933	$12931
Feb 18	$12485	$13121	$10829	$12522
Mar 18	$12434	$12831	$10884	$12474
Apr 18	$12421	$12963	$10811	$12464
May 18	$12471	$12979	$10870	$12517
Jun 18	$12424	$12909	$10855	$12470
Jul 18	$12664	$13298	$10877	$12714
Aug 18	$12744	$13403	$10931	$12793
Sep 18	$12746	$13461	$10884	$12796
Oct 18	$12116	$12452	$10793	$12166
Nov 18	$12252	$12634	$10841	$12304
Dec 18	$11787	$11744	$11011	$11840
Jan 19	$12390	$12672	$11163	$12447
Feb 19	$12590	$13011	$11175	$12651
Mar 19	$12782	$13174	$11377	$12844
Apr 19	$13052	$13619	$11393	$13118
May 19	$12653	$12811	$11567	$12719
Jun 19	$13189	$13650	$11731	$13250
Jul 19	$13201	$13690	$11766	$13266
Aug 19	$13178	$13365	$12032	$13255
Sep 19	$13328	$13647	$11980	$13410
Oct 19	$13567	$14020	$12019	$13651
Nov 19	$13733	$14362	$12016	$13820
Dec 19	$14022	$14868	$12034	$14113
Jan 20	$13976	$14704	$12250	$14069
Feb 20	$13383	$13516	$12434	$13474
Mar 20	$12156	$11692	$12191	$12238
Apr 20	$12931	$12944	$12435	$13019
May 20	$13388	$13507	$12551	$13481
Jun 20	$13662	$13938	$12656	$13761
Jul 20	$14152	$14676	$12878	$14258
Aug 20	$14627	$15574	$12804	$14739
Sep 20	$14354	$15072	$12781	$14467
Oct 20	$14143	$14705	$12735	$14255
Nov 20	$15188	$16518	$12901	$15314
Dec 20	$15648	$17285	$12946	$15783
Jan 21	$15580	$17206	$12864	$15718
Feb 21	$15762	$17605	$12699	$15905
Mar 21	$16041	$18075	$12551	$16188
Apr 21	$16489	$18865	$12656	$16645
May 21	$16675	$19150	$12705	$16836
Jun 21	$16819	$19411	$12797	$16982
Jul 21	$16971	$19545	$12926	$17140
Aug 21	$17198	$20034	$12917	$17372
Sep 21	$16706	$19207	$12807	$16877
Oct 21	$17216	$20187	$12796	$17394
Nov 21	$16984	$19701	$12812	$17162
Dec 21	$17391	$20489	$12803	$17577
Jan 22	$16791	$19483	$12522	$16968
Feb 22	$16418	$18979	$12352	$16594
Mar 22	$16444	$19391	$12020	$16621
Apr 22	$15429	$17839	$11572	$15596
May 22	$15528	$17860	$11636	$15697
Jun 22	$14647	$16354	$11403	$14803
Jul 22	$15413	$17496	$11690	$15579
Aug 22	$14841	$16852	$11386	$15001
Sep 22	$13775	$15239	$10895	$13923
Oct 22	$14245	$16158	$10776	$14399
Nov 22	$15206	$17412	$11178	$15374
Dec 22	$14731	$16726	$11140	$14893
Jan 23	$15587	$17926	$11485	$15760
Feb 23	$15131	$17412	$11203	$15299
Mar 23	$15546	$17948	$11466	$15721
Apr 23	$15727	$18206	$11536	$15905
May 23	$15535	$18011	$11416	$15712
Jun 23	$16075	$19057	$11399	$16261
Jul 23	$16417	$19755	$11410	$16609
Aug 23	$16100	$19203	$11341	$16289
Sep 23	$15538	$18408	$11071	$15720
Oct 23	$15187	$17855	$10904	$15366
Nov 23	$16246	$19503	$11395	$16441
Dec 23	$16976	$20440	$11827	$17183
Jan 24	$17007	$20560	$11799	$17216
Feb 24	$17350	$21442	$11658	$17565
Mar 24	$17772	$22116	$11772	$17994
Apr 24	$17236	$21386	$11497	$17452
May 24	$17829	$22254	$11688	$18055
Jun 24	$18052	$22750	$11794	$18284
Jul 24	$18427	$23117	$12062	$18665

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
12.24%	6.90%	6.30%
Fund Market...
12.21	6.89	6.30
MSCI All Country World Index...
17.02	11.05	8.74
Bloomberg U.S. Universal Index...
5.72	0.50	1.89
S&P Target Risk Growth Index...
12.38	7.07	6.44

No Deduction of Taxes [Text Block]			Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,083,026,518	$ 2,083,026,518
Holdings Count | Holding		8	8
Advisory Fees Paid, Amount			$ 2,028,112
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,083,026,518
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$2,028,112
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
37.9%
Domestic Fixed Income...
33.3
International Equity...
23.0
International Fixed Income...
5.8

Largest Holdings [Text Block]

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
34.7%
iShares Core Total USD Bond Market ETF...
33.3
iShares Core MSCI International Developed Markets ETF...
17.0
iShares Core MSCI Emerging Markets ETF...
6.0
iShares Core International Aggregate Bond ETF...
5.8

C000069398
Shareholder Report [Line Items]
Fund Name			iShares Core Moderate Allocation ETF
Trading Symbol			AOM
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about iShares Core Moderate Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number			1-800-474-2737
Additional Information Website			blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Moderate Allocation ETF	$10Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector.

  Although bonds underperformed equities, they still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

Both equities and fixed income advanced for the reporting period. While the equity allocation represented approximately 41% of the Fund on average during the reporting period, it was the largest contributor to returns. Equities across regions and capitalizations rose, led by U.S. large-capitalization stocks, which were the largest contributor to the Fund’s return. The information technology sector drove U.S. large-capitalization stocks meaningfully higher, particularly a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits.

Across the bond allocation, which constituted approximately 58% of the Fund on average during the reporting period, U.S. corporate bonds benefited from strong demand and more attractive yields than their government-issued counterparts. Maturity-wise, shorter-term issues, those between zero and three years, outperformed longer-term securities. Short-term issues are less sensitive to interest rate changes and benefit from higher yields and lower duration risk.

What detracted from performance?

There were no detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index	S&P Target Risk Moderate Index
Jul 14	$10000	$10000	$10000	$10000
Aug 14	$10183	$10108	$10221	$10182
Sep 14	$9971	$10028	$9889	$9971
Oct 14	$10124	$10126	$9959	$10123
Nov 14	$10193	$10180	$10126	$10191
Dec 14	$10134	$10163	$9930	$10132
Jan 15	$10143	$10356	$9775	$10143
Feb 15	$10305	$10296	$10319	$10308
Mar 15	$10293	$10338	$10159	$10296
Apr 15	$10368	$10326	$10454	$10373
May 15	$10359	$10308	$10440	$10365
Jun 15	$10197	$10193	$10195	$10204
Jul 15	$10262	$10253	$10283	$10270
Aug 15	$9965	$10222	$9578	$9974
Sep 15	$9860	$10262	$9231	$9868
Oct 15	$10147	$10295	$9956	$10155
Nov 15	$10138	$10258	$9874	$10148
Dec 15	$10015	$10206	$9696	$10025
Jan 16	$9856	$10319	$9110	$9867
Feb 16	$9865	$10392	$9048	$9874
Mar 16	$10224	$10520	$9719	$10235
Apr 16	$10299	$10591	$9862	$10311
May 16	$10341	$10600	$9875	$10353
Jun 16	$10453	$10786	$9815	$10464
Jul 16	$10675	$10875	$10238	$10688
Aug 16	$10684	$10887	$10272	$10698
Sep 16	$10717	$10890	$10335	$10733
Oct 16	$10574	$10817	$10160	$10588
Nov 16	$10472	$10574	$10237	$10488
Dec 16	$10583	$10605	$10458	$10590
Jan 17	$10692	$10643	$10744	$10700
Feb 17	$10866	$10725	$11045	$10875
Mar 17	$10935	$10721	$11180	$10946
Apr 17	$11064	$10810	$11355	$11075
May 17	$11209	$10894	$11605	$11218
Jun 17	$11236	$10884	$11658	$11244
Jul 17	$11386	$10939	$11984	$11422
Aug 17	$11459	$11033	$12030	$11494
Sep 17	$11529	$10994	$12262	$11566
Oct 17	$11648	$11007	$12517	$11689
Nov 17	$11734	$10991	$12759	$11764
Dec 17	$11821	$11039	$12965	$11853
Jan 18	$12026	$10933	$13697	$12061
Feb 18	$11728	$10829	$13121	$11763
Mar 18	$11728	$10884	$12831	$11763
Apr 18	$11689	$10811	$12963	$11728
May 18	$11736	$10870	$12979	$11777
Jun 18	$11708	$10855	$12909	$11751
Jul 18	$11869	$10877	$13298	$11914
Aug 18	$11938	$10931	$13403	$11980
Sep 18	$11919	$10884	$13461	$11966
Oct 18	$11497	$10793	$12452	$11543
Nov 18	$11602	$10841	$12634	$11649
Dec 18	$11365	$11011	$11744	$11412
Jan 19	$11792	$11163	$12672	$11845
Feb 19	$11929	$11175	$13011	$11982
Mar 19	$12120	$11377	$13174	$12178
Apr 19	$12301	$11393	$13619	$12361
May 19	$12105	$11567	$12811	$12164
Jun 19	$12496	$11731	$13650	$12546
Jul 19	$12524	$11766	$13690	$12576
Aug 19	$12602	$12032	$13365	$12675
Sep 19	$12683	$11980	$13647	$12756
Oct 19	$12837	$12019	$14020	$12912
Nov 19	$12937	$12016	$14362	$13017
Dec 19	$13123	$12034	$14868	$13205
Jan 20	$13172	$12250	$14704	$13258
Feb 20	$12848	$12434	$13516	$12933
Mar 20	$11990	$12191	$11692	$12067
Apr 20	$12553	$12435	$12944	$12637
May 20	$12905	$12551	$13507	$12995
Jun 20	$13119	$12656	$13938	$13210
Jul 20	$13494	$12878	$14676	$13597
Aug 20	$13766	$12804	$15574	$13878
Sep 20	$13587	$12781	$15072	$13700
Oct 20	$13438	$12735	$14705	$13551
Nov 20	$14143	$12901	$16518	$14268
Dec 20	$14448	$12946	$17285	$14581
Jan 21	$14378	$12864	$17206	$14513
Feb 21	$14425	$12699	$17605	$14559
Mar 21	$14559	$12551	$18075	$14698
Apr 21	$14868	$12656	$18865	$15015
May 21	$14988	$12705	$19150	$15137
Jun 21	$15112	$12797	$19411	$15265
Jul 21	$15253	$12926	$19545	$15412
Aug 21	$15384	$12917	$20034	$15546
Sep 21	$15037	$12807	$19207	$15199
Oct 21	$15339	$12796	$20187	$15504
Nov 21	$15214	$12812	$19701	$15379
Dec 21	$15449	$12803	$20489	$15618
Jan 22	$14987	$12522	$19483	$15153
Feb 22	$14702	$12352	$18979	$14865
Mar 22	$14592	$12020	$19391	$14754
Apr 22	$13814	$11572	$17839	$13968
May 22	$13891	$11636	$17860	$14048
Jun 22	$13282	$11403	$16354	$13429
Jul 22	$13857	$11690	$17496	$14012
Aug 22	$13384	$11386	$16852	$13534
Sep 22	$12572	$10895	$15239	$12713
Oct 22	$12814	$10776	$16158	$12959
Nov 22	$13562	$11178	$17412	$13719
Dec 22	$13215	$11140	$16726	$13367
Jan 23	$13866	$11485	$17926	$14028
Feb 23	$13484	$11203	$17412	$13641
Mar 23	$13844	$11466	$17948	$14007
Apr 23	$13974	$11536	$18206	$14140
May 23	$13818	$11416	$18011	$13983
Jun 23	$14137	$11399	$19057	$14308
Jul 23	$14339	$11410	$19755	$14513
Aug 23	$14129	$11341	$19203	$14301
Sep 23	$13694	$11071	$18408	$13861
Oct 23	$13425	$10904	$17855	$13589
Nov 23	$14240	$11395	$19503	$14418
Dec 23	$14839	$11827	$20440	$15026
Jan 24	$14873	$11799	$20560	$15062
Feb 24	$15000	$11658	$21442	$15191
Mar 24	$15291	$11772	$22116	$15488
Apr 24	$14871	$11497	$21386	$15063
May 24	$15289	$11688	$22254	$15488
Jun 24	$15456	$11794	$22750	$15660
Jul 24	$15787	$12062	$23117	$15997

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
10.10%	4.74%	4.67%
Fund Market...
10.15	4.72	4.67
Bloomberg U.S. Universal Index...
5.72	0.50	1.89
MSCI All Country World Index...
17.02	11.05	8.74
S&P Target Risk Moderate Index...
10.22	4.93	4.81

No Deduction of Taxes [Text Block]			Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,386,078,274	$ 1,386,078,274
Holdings Count | Holding		8	8
Advisory Fees Paid, Amount			$ 1,324,995
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,386,078,274
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$1,324,995
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
50.3%
Domestic Equity...
25.5
International Equity...
15.4
International Fixed Income...
8.8

Largest Holdings [Text Block]

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Total USD Bond Market ETF...
50.3%
iShares Core S&P 500 ETF...
23.3
iShares Core MSCI International Developed Markets ETF...
11.4
iShares Core International Aggregate Bond ETF...
8.8
iShares Core MSCI Emerging Markets ETF...
4.0

C000112640
Shareholder Report [Line Items]
Fund Name			iShares Morningstar Multi-Asset Income ETF
Trading Symbol			IYLD
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about iShares Morningstar Multi-Asset Income ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number			1-800-474-2737
Additional Information Website			blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Multi-Asset Income ETF	$26Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Although bonds underperformed equities, they still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

Across the bond allocation, which constituted approximately 73% of the Fund on average during the reporting period, high-yield corporate bonds contributed the most to the Fund’s return. Resilient corporate profits and an increasing risk appetite among investors supported high-yield bonds. As investors searched for yield, preferred and income securities from the United States that offer income stability benefited.

Equities across regions and capitalizations rose, led by U.S. large-capitalization stocks, which were the largest contributors to the Fund’s return. The information technology sector drove U.S. large-capitalization stocks meaningfully higher, particularly a handful of dominant information technology companies that have been able to innovate rapidly, capture significant market share, and generate substantial profits.

What detracted from performance?

The modest allocation to real estate investment trusts (“REITs”) detracted from the Fund’s performance during the reporting period. REITs were faced with a challenging landscape that included higher mortgage rates, reduced demand, and macroeconomic uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index	Morningstar® Multi-Asset High Income Index℠
Jul 14	$10000	$10000	$10000	$10000
Aug 14	$10293	$10108	$10221	$10291
Sep 14	$9944	$10028	$9889	$9940
Oct 14	$10153	$10126	$9959	$10150
Nov 14	$10205	$10180	$10126	$10203
Dec 14	$10088	$10163	$9930	$10085
Jan 15	$10254	$10356	$9775	$10250
Feb 15	$10332	$10296	$10319	$10329
Mar 15	$10214	$10338	$10159	$10212
Apr 15	$10287	$10326	$10454	$10283
May 15	$10183	$10308	$10440	$10183
Jun 15	$9871	$10193	$10195	$9868
Jul 15	$9933	$10253	$10283	$9928
Aug 15	$9656	$10222	$9578	$9653
Sep 15	$9529	$10262	$9231	$9522
Oct 15	$9806	$10295	$9956	$9800
Nov 15	$9718	$10258	$9874	$9713
Dec 15	$9607	$10206	$9696	$9602
Jan 16	$9483	$10319	$9110	$9477
Feb 16	$9571	$10392	$9048	$9565
Mar 16	$10027	$10520	$9719	$10024
Apr 16	$10223	$10591	$9862	$10222
May 16	$10229	$10600	$9875	$10230
Jun 16	$10462	$10786	$9815	$10463
Jul 16	$10654	$10875	$10238	$10658
Aug 16	$10715	$10887	$10272	$10720
Sep 16	$10766	$10890	$10335	$10771
Oct 16	$10592	$10817	$10160	$10596
Nov 16	$10386	$10574	$10237	$10388
Dec 16	$10548	$10605	$10458	$10546
Jan 17	$10678	$10643	$10744	$10676
Feb 17	$10889	$10725	$11045	$10889
Mar 17	$10972	$10721	$11180	$10970
Apr 17	$11108	$10810	$11355	$11109
May 17	$11230	$10894	$11605	$11233
Jun 17	$11284	$10884	$11658	$11285
Jul 17	$11401	$10939	$11984	$11399
Aug 17	$11469	$11033	$12030	$11474
Sep 17	$11564	$10994	$12262	$11566
Oct 17	$11498	$11007	$12517	$11498
Nov 17	$11572	$10991	$12759	$11575
Dec 17	$11694	$11039	$12965	$11701
Jan 18	$11617	$10933	$13697	$11626
Feb 18	$11333	$10829	$13121	$11338
Mar 18	$11418	$10884	$12831	$11455
Apr 18	$11400	$10811	$12963	$11436
May 18	$11378	$10870	$12979	$11383
Jun 18	$11361	$10855	$12909	$11367
Jul 18	$11613	$10877	$13298	$11617
Aug 18	$11555	$10931	$13403	$11556
Sep 18	$11599	$10884	$13461	$11605
Oct 18	$11303	$10793	$12452	$11309
Nov 18	$11343	$10841	$12634	$11347
Dec 18	$11139	$11011	$11744	$11142
Jan 19	$11781	$11163	$12672	$11785
Feb 19	$11830	$11175	$13011	$11834
Mar 19	$11928	$11377	$13174	$11940
Apr 19	$12060	$11393	$13619	$12073
May 19	$11787	$11567	$12811	$11803
Jun 19	$12261	$11731	$13650	$12278
Jul 19	$12300	$11766	$13690	$12314
Aug 19	$12181	$12032	$13365	$12198
Sep 19	$12352	$11980	$13647	$12378
Oct 19	$12515	$12019	$14020	$12541
Nov 19	$12549	$12016	$14362	$12576
Dec 19	$12907	$12034	$14868	$12935
Jan 20	$12983	$12250	$14704	$13011
Feb 20	$12512	$12434	$13516	$12541
Mar 20	$10196	$12191	$11692	$10226
Apr 20	$10841	$12435	$12944	$10869
May 20	$11216	$12551	$13507	$11240
Jun 20	$11475	$12656	$13938	$11520
Jul 20	$11919	$12878	$14676	$11964
Aug 20	$11930	$12804	$15574	$11977
Sep 20	$11787	$12781	$15072	$11842
Oct 20	$11604	$12735	$14705	$11658
Nov 20	$12464	$12901	$16518	$12527
Dec 20	$12745	$12946	$17285	$12816
Jan 21	$12538	$12864	$17206	$12610
Feb 21	$12461	$12699	$17605	$12528
Mar 21	$12481	$12551	$18075	$12549
Apr 21	$12707	$12656	$18865	$12775
May 21	$12836	$12705	$19150	$12904
Jun 21	$12990	$12797	$19411	$13061
Jul 21	$13129	$12926	$19545	$13201
Aug 21	$13195	$12917	$20034	$13272
Sep 21	$12962	$12807	$19207	$13037
Oct 21	$13092	$12796	$20187	$13170
Nov 21	$12932	$12812	$19701	$13008
Dec 21	$13174	$12803	$20489	$13255
Jan 22	$12895	$12522	$19483	$12977
Feb 22	$12541	$12352	$18979	$12621
Mar 22	$12299	$12020	$19391	$12401
Apr 22	$11591	$11572	$17839	$11662
May 22	$11745	$11636	$17860	$11815
Jun 22	$11018	$11403	$16354	$11005
Jul 22	$11455	$11690	$17496	$11467
Aug 22	$11046	$11386	$16852	$11107
Sep 22	$10340	$10895	$15239	$10394
Oct 22	$10468	$10776	$16158	$10522
Nov 22	$11165	$11178	$17412	$11220
Dec 22	$10995	$11140	$16726	$11048
Jan 23	$11634	$11485	$17926	$11691
Feb 23	$11261	$11203	$17412	$11315
Mar 23	$11212	$11466	$17948	$11264
Apr 23	$11323	$11536	$18206	$11375
May 23	$11112	$11416	$18011	$11163
Jun 23	$11456	$11399	$19057	$11512
Jul 23	$11700	$11410	$19755	$11757
Aug 23	$11544	$11341	$19203	$11607
Sep 23	$11400	$11071	$18408	$11461
Oct 23	$11182	$10904	$17855	$11237
Nov 23	$11769	$11395	$19503	$11827
Dec 23	$12209	$11827	$20440	$12273
Jan 24	$12149	$11799	$20560	$12215
Feb 24	$12173	$11658	$21442	$12241
Mar 24	$12304	$11772	$22116	$12373
Apr 24	$12180	$11497	$21386	$12250
May 24	$12479	$11688	$22254	$12553
Jun 24	$12419	$11794	$22750	$12498
Jul 24	$12674	$12062	$23117	$12756

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
8.32%	0.60%	2.40%
Fund Market...
8.62	0.59	2.39
Bloomberg U.S. Universal Index...
5.72	0.50	1.89
MSCI All Country World Index...
17.02	11.05	8.74
Morningstar® Multi-Asset High Income Index℠...
8.50	0.71	2.46

No Deduction of Taxes [Text Block]			Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 118,653,036	$ 118,653,036
Holdings Count | Holding		12	12
Advisory Fees Paid, Amount			$ 306,938
InvestmentCompanyPortfolioTurnover			97.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$118,653,036
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$306,938
Portfolio Turnover Rate...
97%

Holdings [Text Block]

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
35.7%
International Fixed Income...
24.5
Domestic Equity...
20.5
International Equity...
19.3

Largest Holdings [Text Block]

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
15.2%
iShares Core 1-5 Year USD Bond ETF...
15.1
iShares Preferred and Income Securities ETF...
15.1
iShares Floating Rate Bond ETF...
14.9
iShares MSCI EAFE Value ETF...
14.8

C000231047
Shareholder Report [Line Items]
Fund Name			iShares ESG MSCI USA Min Vol Factor ETF
Trading Symbol			ESMV
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number			1-800-474-2737
Additional Information Website			blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Min Vol Factor ETF	$19	0.18%

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), particularly in the information technology sector.

  In a risk-on environment, stocks with exposure to high volatility, those with significant degrees of price changes, outperformed those with lower volatility characteristics

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. Performance was largely driven by a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits. The software and services industry boosted performance, as several information technology consulting services companies capitalized on growing AI enthusiasm and increased cloud computing demand. Software companies that offer AI solutions via cloud-based infrastructure particularly benefited, as companies sought to incorporate AI without having to invest in data centers. Healthcare stocks also contributed to the Fund’s performance, most notably biotechnology stocks that stand to benefit from potential AI enhancements.

What detracted from performance?

The market environment during the reporting period, especially in 2023, was risk-on, reflecting investors’ positive sentiment. As expected, lower-volatility stocks, or those that experience less price swings, lagged the broader market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Oct 21	$10000	$10000	$10000
Nov 21	$9781	$9845	$9779
Dec 21	$10399	$10235	$10404
Jan 22	$9693	$9655	$9696
Feb 22	$9354	$9372	$9360
Mar 22	$9772	$9702	$9781
Apr 22	$9217	$8822	$9226
May 22	$9203	$8803	$9213
Jun 22	$8796	$8074	$8806
Jul 22	$9317	$8827	$9329
Aug 22	$9023	$8482	$9035
Sep 22	$8330	$7695	$8339
Oct 22	$9024	$8306	$9037
Nov 22	$9581	$8758	$9597
Dec 22	$9226	$8243	$9242
Jan 23	$9463	$8790	$9482
Feb 23	$9112	$8575	$9130
Mar 23	$9430	$8880	$9450
Apr 23	$9565	$8993	$9587
May 23	$9236	$9051	$9258
Jun 23	$9736	$9655	$9763
Jul 23	$9901	$9987	$9930
Aug 23	$9796	$9819	$9826
Sep 23	$9408	$9358	$9438
Oct 23	$9288	$9143	$9320
Nov 23	$10015	$10005	$9983
Dec 23	$10343	$10476	$10312
Jan 24	$10480	$10640	$10451
Feb 24	$10724	$11211	$10696
Mar 24	$11051	$11567	$11025
Apr 24	$10619	$11090	$10594
May 24	$10854	$11619	$10831
Jun 24	$11015	$12035	$10993
Jul 24	$11426	$12186	$11405

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
15.40%	4.98%
Fund Market...
15.49	4.97
MSCI USA Index...
22.02	7.47
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index...
14.85	4.91

No Deduction of Taxes [Text Block]			Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 12,332,838	$ 12,332,838
Holdings Count | Holding		153	153
Advisory Fees Paid, Amount			$ 18,611
InvestmentCompanyPortfolioTurnover			24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$12,332,838
Number of Portfolio Holdings...
153
Net Investment Advisory Fees...
$18,611
Portfolio Turnover Rate...
24%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
25.5%
Health Care...
17.3
Industrials...
13.8
Consumer Staples...
10.3
Financials...
10.0
Consumer Discretionary...
5.8
Utilities...
5.2
Communication Services...
4.5
Energy...
3.8
Materials...
2.7
Real Estate...
1.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Vertex Pharmaceuticals, Inc...
1.6%
International Business Machines Corp...
1.6
Motorola Solutions, Inc...
1.6
Public Service Enterprise Group, Inc...
1.5
Ferguson PLC...
1.5
Amgen, Inc...
1.5
Marsh & McLennan Companies, Inc...
1.5
Northrop Grumman Corp...
1.5
Texas Instruments, Inc...
1.5
WW Grainger, Inc...
1.5

C000099141
Shareholder Report [Line Items]
Fund Name			iShares MSCI USA Min Vol Factor ETF
Trading Symbol			USMV
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about iShares MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number			1-800-474-2737
Additional Information Website			blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Min Vol Factor ETF	$16	0.15%

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), particularly in the information technology sector.

  In a risk-on environment, stocks with exposure to high volatility, those with significant degrees of price changes, outperformed those with lower volatility characteristics.

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. The software and services industry boosted performance, as several information technology consulting services companies capitalized on growing AI enthusiasm and increased cloud computing demand. Software companies that offer AI solutions via cloud-based infrastructure particularly benefited, as companies sought to incorporate AI without having to invest in data centers. Financial stocks also contributed to the Fund’s performance, most notably insurance companies in the property and casualty segment.

What detracted from performance?

The market environment during the reporting period, especially in 2023, was risk-on, reflecting investors’ positive sentiment. As expected, lower-volatility stocks, or those that experience less price swings, lagged the broader market. A small allocation to equity real estate investment trusts (“REITs”) minorly detracted from the Fund’s performance during the reporting period. REITs were faced with a challenging landscape that included higher mortgage rates, reduced demand, and macroeconomic uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Minimum Volatility (USD) Index
Jul 14	$10000	$10000	$10000
Aug 14	$10406	$10401	$10407
Sep 14	$10325	$10239	$10328
Oct 14	$10769	$10486	$10772
Nov 14	$11136	$10764	$11143
Dec 14	$11145	$10731	$11156
Jan 15	$11090	$10428	$11102
Feb 15	$11495	$11038	$11509
Mar 15	$11410	$10879	$11425
Apr 15	$11343	$10978	$11362
May 15	$11465	$11125	$11483
Jun 15	$11210	$10914	$11228
Jul 15	$11652	$11132	$11676
Aug 15	$11129	$10457	$11150
Sep 15	$11065	$10180	$11087
Oct 15	$11725	$11020	$11753
Nov 15	$11700	$11058	$11725
Dec 15	$11759	$10873	$11786
Jan 16	$11593	$10295	$11622
Feb 16	$11717	$10273	$11748
Mar 16	$12420	$10977	$12455
Apr 16	$12364	$11031	$12399
May 16	$12559	$11233	$12598
Jun 16	$13131	$11262	$13175
Jul 16	$13324	$11689	$13370
Aug 16	$13063	$11707	$13109
Sep 16	$12976	$11719	$13023
Oct 16	$12613	$11497	$12658
Nov 16	$12693	$11912	$12739
Dec 16	$12993	$12135	$13043
Jan 17	$13163	$12386	$13215
Feb 17	$13758	$12873	$13817
Mar 17	$13772	$12891	$13833
Apr 17	$13971	$13031	$14034
May 17	$14257	$13208	$14325
Jun 17	$14199	$13291	$14269
Jul 17	$14483	$13562	$14556
Aug 17	$14602	$13606	$14677
Sep 17	$14678	$13884	$14756
Oct 17	$14961	$14202	$15041
Nov 17	$15427	$14634	$15512
Dec 17	$15458	$14793	$15544
Jan 18	$15997	$15642	$16090
Feb 18	$15324	$15068	$15413
Mar 18	$15284	$14700	$15377
Apr 18	$15293	$14759	$15389
May 18	$15461	$15119	$15558
Jun 18	$15720	$15222	$15819
Jul 18	$16244	$15768	$16351
Aug 18	$16744	$16290	$16855
Sep 18	$16950	$16365	$17066
Oct 18	$16266	$15229	$16380
Nov 18	$16869	$15525	$16991
Dec 18	$15668	$14127	$15785
Jan 19	$16571	$15289	$16695
Feb 19	$17196	$15800	$17327
Mar 19	$17657	$16092	$17790
Apr 19	$18041	$16738	$18182
May 19	$17747	$15679	$17891
Jun 19	$18638	$16781	$18793
Jul 19	$18943	$17040	$19101
Aug 19	$19257	$16744	$19420
Sep 19	$19428	$17042	$19597
Oct 19	$19395	$17413	$19563
Nov 19	$19649	$18067	$19823
Dec 19	$20019	$18597	$20199
Jan 20	$20482	$18633	$20670
Feb 20	$18820	$17114	$18994
Mar 20	$16575	$14943	$16735
Apr 20	$18116	$16909	$18290
May 20	$18904	$17788	$19089
Jun 20	$18706	$18194	$18888
Jul 20	$19545	$19274	$19739
Aug 20	$20106	$20721	$20305
Sep 20	$19777	$19948	$19977
Oct 20	$19095	$19429	$19290
Nov 20	$20660	$21677	$20875
Dec 20	$21141	$22571	$21361
Jan 21	$20574	$22362	$20790
Feb 21	$20493	$22946	$20711
Mar 21	$21622	$23809	$21856
Apr 21	$22498	$25105	$22742
May 21	$22679	$25226	$22931
Jun 21	$23087	$25928	$23351
Jul 21	$23889	$26541	$24165
Aug 21	$24350	$27324	$24637
Sep 21	$23139	$26034	$23412
Oct 21	$24401	$27850	$24692
Nov 21	$23917	$27569	$24205
Dec 21	$25537	$28659	$25849
Jan 22	$24028	$27036	$24324
Feb 22	$23292	$26244	$23582
Mar 22	$24568	$27167	$24877
Apr 22	$23272	$24704	$23569
May 22	$23266	$24650	$23566
Jun 22	$22309	$22610	$22602
Jul 22	$23447	$24719	$23756
Aug 22	$22727	$23750	$23030
Sep 22	$21094	$21548	$21379
Oct 22	$22740	$23258	$23051
Nov 22	$24051	$24524	$24383
Dec 22	$23149	$23082	$23474
Jan 23	$23490	$24600	$23820
Feb 23	$22681	$24013	$23002
Mar 23	$23444	$24866	$23779
Apr 23	$23793	$25181	$24136
May 23	$23020	$25345	$23353
Jun 23	$24055	$27035	$24408
Jul 23	$24379	$27966	$24739
Aug 23	$24241	$27495	$24602
Sep 23	$23554	$26205	$23909
Oct 23	$23347	$25602	$23705
Nov 23	$24842	$28016	$25092
Dec 23	$25513	$29336	$25772
Jan 24	$26085	$29793	$26353
Feb 24	$26629	$31392	$26904
Mar 24	$27466	$32391	$27754
Apr 24	$26448	$31054	$26729
May 24	$27187	$32537	$27478
Jun 24	$27672	$33700	$27972
Jul 24	$28702	$34123	$29017

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
17.73%	8.67%	11.12%
Fund Market...
17.70	8.67	11.11
MSCI USA Index...
22.02	14.90	13.06
MSCI USA Minimum Volatility (USD) Index...
17.29	8.72	11.24

No Deduction of Taxes [Text Block]			Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 24,855,541,654	$ 24,855,541,654
Holdings Count | Holding		174	174
Advisory Fees Paid, Amount			$ 39,249,715
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$24,855,541,654
Number of Portfolio Holdings...
174
Net Investment Advisory Fees...
$39,249,715
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
25.5%
Health Care...
17.2
Financials...
16.8
Consumer Staples...
10.3
Industrials...
9.1
Utilities...
6.6
Communication Services...
5.4
Consumer Discretionary...
5.0
Energy...
2.8
Materials...
1.3

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
T-Mobile U.S., Inc...
1.6%
International Business Machines Corp...
1.6
Motorola Solutions, Inc...
1.6
Waste Connections, Inc...
1.6
Berkshire Hathaway, Inc., Class B...
1.5
Duke Energy Corp...
1.5
Republic Services, Inc...
1.5
Chubb Ltd...
1.5
Walmart, Inc...
1.5
Northrop Grumman Corp...
1.5

C000125223
Shareholder Report [Line Items]
Fund Name			iShares MSCI USA Momentum Factor ETF
Trading Symbol			MTUM
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about iShares MSCI USA Momentum Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number			1-800-474-2737
Additional Information Website			blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Momentum Factor ETF	$17	0.15%

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

   U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”) particularly in the information technology sector.

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Despite strong economic data, companies saddled with high debt or little to no growth were discounted as a result of restrictive rates and persistent inflation, while companies with strong balance sheets or earnings were rewarded.

What contributed to performance?

Stronger-than-expected economic and earnings growth helped large-capitalization equities during the reporting period. The information technology sector contributed the most to the Fund’s return, as the ongoing trend of AI adoption created strong momentum within the sector, particularly among mega-capitalization companies. Within the sector, companies responsible for the manufacturing of the semiconductor chips needed to power AI strongly contributed to performance, aided by increased demand for their products and strong tariffs limiting imports.

The industrials sector also contributed to the Fund's return, with strong performance in the capital goods industry. Aerospace and defense companies benefited from increasing air travel demand, continued global unrest, and expansion efforts during the reporting period. Within the healthcare sector, pharmaceutical companies producing the increasingly popular GLP-1 drug therapies for chronic weight management also contributed to performance.

What detracted from performance?

As both stocks and bonds enjoyed healthy returns for the reporting period ended July 31, 2024, there were no material detractors to the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. The views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Momentum SR Variant Index
Jul 14	$10000	$10000	$10000
Aug 14	$10464	$10401	$10470
Sep 14	$10400	$10239	$10313
Oct 14	$10640	$10486	$10552
Nov 14	$11039	$10764	$10946
Dec 14	$10923	$10731	$10827
Jan 15	$10857	$10428	$10763
Feb 15	$11448	$11038	$11343
Mar 15	$11315	$10879	$11208
Apr 15	$11215	$10978	$11110
May 15	$11582	$11125	$11468
Jun 15	$11551	$10914	$11435
Jul 15	$11998	$11132	$11859
Aug 15	$11282	$10457	$11148
Sep 15	$11065	$10180	$10930
Oct 15	$11868	$11020	$11724
Nov 15	$11928	$11058	$11781
Dec 15	$11920	$10873	$11769
Jan 16	$11479	$10295	$11334
Feb 16	$11328	$10273	$11181
Mar 16	$11922	$10977	$11765
Apr 16	$11844	$11031	$11687
May 16	$12134	$11233	$11970
Jun 16	$12495	$11262	$12323
Jul 16	$12829	$11689	$12650
Aug 16	$12641	$11707	$12460
Sep 16	$12700	$11719	$12515
Oct 16	$12451	$11497	$12511
Nov 16	$12375	$11912	$12438
Dec 16	$12503	$12135	$12573
Jan 17	$12919	$12386	$12990
Feb 17	$13396	$12873	$13473
Mar 17	$13681	$12891	$13763
Apr 17	$14025	$13031	$14112
May 17	$14700	$13208	$14793
Jun 17	$14756	$13291	$14852
Jul 17	$15259	$13562	$15361
Aug 17	$15485	$13606	$15592
Sep 17	$15928	$13884	$16036
Oct 17	$16722	$14202	$16838
Nov 17	$17188	$14634	$17311
Dec 17	$17204	$14793	$17328
Jan 18	$18613	$15642	$18751
Feb 18	$18347	$15068	$18485
Mar 18	$17676	$14700	$17813
Apr 18	$17812	$14759	$17950
May 18	$18433	$15119	$18577
Jun 18	$18404	$15222	$18552
Jul 18	$18747	$15768	$18898
Aug 18	$19843	$16290	$20007
Sep 18	$20025	$16365	$20193
Oct 18	$18062	$15229	$18215
Nov 18	$18309	$15525	$18467
Dec 18	$16900	$14127	$17048
Jan 19	$18025	$15289	$18185
Feb 19	$18624	$15800	$18839
Mar 19	$19028	$16092	$19245
Apr 19	$19467	$16738	$19691
May 19	$19017	$15679	$19244
Jun 19	$20199	$16781	$20445
Jul 19	$20567	$17040	$20818
Aug 19	$20620	$16744	$20876
Sep 19	$20370	$17042	$20624
Oct 19	$20495	$17413	$20753
Nov 19	$21182	$18067	$21452
Dec 19	$21559	$18597	$21837
Jan 20	$22350	$18633	$22643
Feb 20	$20705	$17114	$20980
Mar 20	$18342	$14943	$18587
Apr 20	$20497	$16909	$20768
May 20	$21717	$17788	$22011
Jun 20	$22662	$18194	$22970
Jul 20	$24208	$19274	$24541
Aug 20	$26545	$20721	$26916
Sep 20	$25513	$19948	$25873
Oct 20	$24444	$19429	$24791
Nov 20	$27024	$21677	$27409
Dec 20	$27960	$22571	$28363
Jan 21	$28425	$22362	$28839
Feb 21	$28257	$22946	$28670
Mar 21	$27906	$23809	$28315
Apr 21	$29887	$25105	$30329
May 21	$29556	$25226	$30000
Jun 21	$30118	$25928	$30574
Jul 21	$30398	$26541	$30860
Aug 21	$31657	$27324	$32144
Sep 21	$30551	$26034	$31026
Oct 21	$33164	$27850	$33686
Nov 21	$31881	$27569	$32388
Dec 21	$31722	$28659	$32223
Jan 22	$28849	$27036	$29307
Feb 22	$28080	$26244	$28529
Mar 22	$29381	$27167	$29856
Apr 22	$25685	$24704	$26100
May 22	$25544	$24650	$25961
Jun 22	$23886	$22610	$24281
Jul 22	$25123	$24719	$25538
Aug 22	$24643	$23750	$25054
Sep 22	$23153	$21548	$23544
Oct 22	$26052	$23258	$26498
Nov 22	$26978	$24524	$27444
Dec 22	$25938	$23082	$26392
Jan 23	$25771	$24600	$26221
Feb 23	$24746	$24013	$25180
Mar 23	$24842	$24866	$25278
Apr 23	$25444	$25181	$25894
May 23	$24197	$25345	$24627
Jun 23	$25883	$27035	$26347
Jul 23	$26329	$27966	$26804
Aug 23	$26403	$27495	$26883
Sep 23	$25139	$26205	$25600
Oct 23	$24727	$25602	$25183
Nov 23	$27005	$28016	$27508
Dec 23	$28299	$29336	$28831
Jan 24	$29884	$29793	$30449
Feb 24	$32887	$31392	$33523
Mar 24	$33843	$32391	$34504
Apr 24	$31963	$31054	$32589
May 24	$33667	$32537	$34334
Jun 24	$35204	$33700	$35914
Jul 24	$34514	$34123	$35212

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
31.09%	10.91%	13.19%
Fund Market...
31.07	10.91	13.18
MSCI USA Index...
22.02	14.90	13.06
MSCI USA Momentum SR Variant Index...
31.37	11.08	13.41

No Deduction of Taxes [Text Block]			Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 10,085,121,853	$ 10,085,121,853
Holdings Count | Holding		127	127
Advisory Fees Paid, Amount			$ 13,879,216
InvestmentCompanyPortfolioTurnover			95.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,085,121,853
Number of Portfolio Holdings...
127
Net Investment Advisory Fees...
$13,879,216
Portfolio Turnover Rate...
95%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
35.5%
Industrials...
18.0
Financials...
15.5
Consumer Discretionary...
9.2
Health Care...
8.8
Communication Services...
6.7
Consumer Staples...
3.1
Utilities...
1.5
Energy...
1.1
Materials...
0.6

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
6.7%
Broadcom, Inc...
6.3
Eli Lilly & Co...
5.3
JPMorgan Chase & Co...
4.7
Amazon.com, Inc...
4.5
Meta Platforms, Inc., Class A...
4.3
Costco Wholesale Corp...
3.2
General Electric Co...
3.1
Advanced Micro Devices, Inc...
2.5
Netflix, Inc...
2.3

C000128677
Shareholder Report [Line Items]
Fund Name			iShares MSCI USA Quality Factor ETF
Trading Symbol			QUAL
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about iShares MSCI USA Quality Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number			1-800-474-2737
Additional Information Website			blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality Factor ETF	$17	0.15%

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”) particularly in the information technology sector.

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Despite strong economic data, companies saddled with high debt and/or little to no growth were discounted as a result of restrictive rates and persistent inflation.

What contributed to performance?

Stronger-than-expected economic and earnings growth helped large-capitalization equities during the reporting period. The information technology sector contributed the most to the Fund’s return, as the ongoing trend of AI adoption created strong momentum within the sector, particularly among mega-capitalization companies. Within the sector, companies responsible for the manufacturing of the semiconductor chips needed to power AI strongly contributed to performance, aided by increased demand for their products and strong tariffs limiting imports.

The healthcare sector also contributed to the Fund’s return, with particularly strong performance in the pharmaceutical industry. Pharmaceutical companies producing the increasingly popular GLP-1 drug therapies for chronic weight management contributed to performance.

What detracted from performance?

As both stocks and bonds enjoyed healthy returns for the reporting period ended July 31, 2024, there were no material detractors to the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Sector Neutral Quality Index
Jul 14	$10000	$10000	$10000
Aug 14	$10451	$10401	$10452
Sep 14	$10342	$10239	$10344
Oct 14	$10639	$10486	$10642
Nov 14	$10891	$10764	$10897
Dec 14	$10853	$10731	$10859
Jan 15	$10670	$10428	$10674
Feb 15	$11312	$11038	$11319
Mar 15	$11135	$10879	$11142
Apr 15	$11168	$10978	$11176
May 15	$11329	$11125	$11339
Jun 15	$11106	$10914	$11116
Jul 15	$11430	$11132	$11442
Aug 15	$10816	$10457	$10827
Sep 15	$10683	$10180	$10693
Oct 15	$11600	$11020	$11614
Nov 15	$11648	$11058	$11664
Dec 15	$11456	$10873	$11471
Jan 16	$10944	$10295	$10958
Feb 16	$11002	$10273	$11018
Mar 16	$11700	$10977	$11720
Apr 16	$11659	$11031	$11682
May 16	$11777	$11233	$11802
Jun 16	$11837	$11262	$11864
Jul 16	$12196	$11689	$12225
Aug 16	$12172	$11707	$12203
Sep 16	$12159	$11719	$12190
Oct 16	$11910	$11497	$11942
Nov 16	$12261	$11912	$12297
Dec 16	$12508	$12135	$12546
Jan 17	$12660	$12386	$12699
Feb 17	$13254	$12873	$13299
Mar 17	$13250	$12891	$13296
Apr 17	$13323	$13031	$13372
May 17	$13530	$13208	$13583
Jun 17	$13609	$13291	$13664
Jul 17	$13735	$13562	$13793
Aug 17	$13810	$13606	$13869
Sep 17	$14176	$13884	$14239
Oct 17	$14582	$14202	$14650
Nov 17	$15124	$14634	$15196
Dec 17	$15293	$14793	$15368
Jan 18	$15992	$15642	$16072
Feb 18	$15540	$15068	$15620
Mar 18	$15335	$14700	$15415
Apr 18	$15129	$14759	$15211
May 18	$15544	$15119	$15630
Jun 18	$15536	$15222	$15622
Jul 18	$16119	$15768	$16211
Aug 18	$16713	$16290	$16811
Sep 18	$16896	$16365	$16997
Oct 18	$15630	$15229	$15725
Nov 18	$15787	$15525	$15884
Dec 18	$14410	$14127	$14501
Jan 19	$15619	$15289	$15720
Feb 19	$16296	$15800	$16403
Mar 19	$16716	$16092	$16829
Apr 19	$17348	$16738	$17468
May 19	$16199	$15679	$16314
Jun 19	$17360	$16781	$17488
Jul 19	$17592	$17040	$17723
Aug 19	$17292	$16744	$17425
Sep 19	$17591	$17042	$17728
Oct 19	$17986	$17413	$18128
Nov 19	$18782	$18067	$18934
Dec 19	$19330	$18597	$19489
Jan 20	$19199	$18633	$19360
Feb 20	$17591	$17114	$17739
Mar 20	$15580	$14943	$15714
Apr 20	$17505	$16909	$17657
May 20	$18480	$17788	$18642
Jun 20	$18523	$18194	$18691
Jul 20	$19417	$19274	$19595
Aug 20	$20772	$20721	$20965
Sep 20	$20118	$19948	$20307
Oct 20	$19557	$19429	$19743
Nov 20	$21798	$21677	$22009
Dec 20	$22609	$22571	$22831
Jan 21	$21971	$22362	$22188
Feb 21	$22693	$22946	$22921
Mar 21	$23778	$23809	$24021
Apr 21	$24935	$25105	$25194
May 21	$25201	$25226	$25479
Jun 21	$26037	$25928	$26336
Jul 21	$26917	$26541	$27231
Aug 21	$27682	$27324	$28009
Sep 21	$25910	$26034	$26218
Oct 21	$27894	$27850	$28230
Nov 21	$27719	$27569	$28056
Dec 21	$28692	$28659	$29045
Jan 22	$26716	$27036	$27048
Feb 22	$25604	$26244	$25924
Mar 22	$26565	$27167	$26900
Apr 22	$24422	$24704	$24734
May 22	$24378	$24650	$24692
Jun 22	$22172	$22610	$22460
Jul 22	$24201	$24719	$24518
Aug 22	$22985	$23750	$23288
Sep 22	$20729	$21548	$21004
Oct 22	$22436	$23258	$22737
Nov 22	$24192	$24524	$24522
Dec 22	$22841	$23082	$23155
Jan 23	$24444	$24600	$24784
Feb 23	$23789	$24013	$24122
Mar 23	$24928	$24866	$25291
Apr 23	$25342	$25181	$25714
May 23	$25513	$25345	$25890
Jun 23	$27174	$27035	$27579
Jul 23	$28188	$27966	$28613
Aug 23	$28072	$27495	$28499
Sep 23	$26645	$26205	$27053
Oct 23	$26269	$25602	$26675
Nov 23	$28516	$28016	$28960
Dec 23	$29884	$29336	$30354
Jan 24	$30555	$29793	$31040
Feb 24	$32549	$31392	$33071
Mar 24	$33416	$32391	$33956
Apr 24	$31935	$31054	$32454
May 24	$33711	$32537	$34265
Jun 24	$34779	$33700	$35355
Jul 24	$35034	$34123	$35618

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
24.28%	14.77%	13.36%
Fund Market...
24.20	14.77	13.35
MSCI USA Index...
22.02	14.90	13.06
MSCI USA Sector Neutral Quality Index...
24.48	14.98	13.54

No Deduction of Taxes [Text Block]			Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 47,141,799,588	$ 47,141,799,588
Holdings Count | Holding		128	128
Advisory Fees Paid, Amount			$ 56,972,861
InvestmentCompanyPortfolioTurnover			31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$47,141,799,588
Number of Portfolio Holdings...
128
Net Investment Advisory Fees...
$56,972,861
Portfolio Turnover Rate...
31%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.5%
Financials...
12.4
Health Care...
11.9
Consumer Discretionary...
9.5
Industrials...
9.1
Communication Services...
8.9
Consumer Staples...
5.8
Energy...
3.7
Materials...
2.5
Utilities...
2.4
Real Estate...
2.3

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
6.0%
Apple, Inc...
5.6
Microsoft Corp...
4.7
Visa, Inc., Class A...
4.0
Mastercard, Inc., Class A...
3.9
Eli Lilly & Co...
3.9
Meta Platforms, Inc., Class A...
3.7
UnitedHealth Group, Inc...
2.9
Costco Wholesale Corp...
2.4
Johnson & Johnson...
2.3

C000124960
Shareholder Report [Line Items]
Fund Name			iShares MSCI USA Size Factor ETF
Trading Symbol			SIZE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about iShares MSCI USA Size Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number			1-800-474-2737
Additional Information Website			blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Size Factor ETF	$16	0.15%

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

   Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence particularly in the information technology sector.

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Despite strong economic data, companies saddled with high debt and/or little to no growth were discounted as a result of restrictive rates and persistent inflation.

What contributed to performance?

Stronger-than-expected economic and earnings growth helped the performance of U.S. large-capitalization equities during the reporting period. The financials sector contributed the most to the Fund’s return, as healthy bank balance sheets and the prospect of interest rates remaining higher for longer benefited the sector. Within the financials sector, enhanced wealth management fees positively impacted asset management firms.

The industrials sector also contributed to the Fund’s return, with strong performance in the capital goods industry. Aerospace and defense companies benefited from increasing air travel demand, continued global unrest, and expansion efforts during the reporting period. Within the information technology sector, the ongoing trend of AI adoption created solid momentum and drove returns.

What detracted from performance?

The consumer staples sector detracted the most from the Fund’s return during the reporting period, particularly within the food, beverage, and tobacco industry. As economic conditions softened but pricing pressures remained elevated, consumers continued to trade down for cheaper products at grocery stores.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Low Size Index
Jul 14	$10000	$10000	$10000
Aug 14	$10423	$10401	$10425
Sep 14	$10210	$10239	$10211
Oct 14	$10609	$10486	$10612
Nov 14	$10902	$10764	$10906
Dec 14	$10965	$10731	$10970
Jan 15	$10774	$10428	$10778
Feb 15	$11254	$11038	$11262
Mar 15	$11204	$10879	$11213
Apr 15	$11132	$10978	$11141
May 15	$11273	$11125	$11283
Jun 15	$11041	$10914	$11050
Jul 15	$11289	$11132	$11298
Aug 15	$10688	$10457	$10696
Sep 15	$10483	$10180	$10492
Oct 15	$11162	$11020	$11173
Nov 15	$11211	$11058	$11224
Dec 15	$11005	$10873	$11018
Jan 16	$10491	$10295	$10503
Feb 16	$10587	$10273	$10601
Mar 16	$11362	$10977	$11380
Apr 16	$11424	$11031	$11443
May 16	$11626	$11233	$11648
Jun 16	$11745	$11262	$11767
Jul 16	$12123	$11689	$12148
Aug 16	$12107	$11707	$12132
Sep 16	$12063	$11719	$12089
Oct 16	$11793	$11497	$11819
Nov 16	$12267	$11912	$12297
Dec 16	$12471	$12135	$12504
Jan 17	$12708	$12386	$12743
Feb 17	$13216	$12873	$13257
Mar 17	$13181	$12891	$13222
Apr 17	$13307	$13031	$13349
May 17	$13489	$13208	$13533
Jun 17	$13616	$13291	$13662
Jul 17	$13812	$13562	$13862
Aug 17	$13759	$13606	$13810
Sep 17	$14006	$13884	$14060
Oct 17	$14231	$14202	$14287
Nov 17	$14762	$14634	$14821
Dec 17	$14825	$14793	$14888
Jan 18	$15404	$15642	$15472
Feb 18	$14749	$15068	$14815
Mar 18	$14687	$14700	$14755
Apr 18	$14664	$14759	$14733
May 18	$14824	$15119	$14895
Jun 18	$14997	$15222	$15069
Jul 18	$15491	$15768	$15568
Aug 18	$15815	$16290	$15895
Sep 18	$15839	$16365	$15921
Oct 18	$14898	$15229	$14976
Nov 18	$15401	$15525	$15484
Dec 18	$13861	$14127	$13938
Jan 19	$15271	$15289	$15359
Feb 19	$15878	$15800	$15971
Mar 19	$15975	$16092	$16069
Apr 19	$16570	$16738	$16671
May 19	$15434	$15679	$15531
Jun 19	$16594	$16781	$16703
Jul 19	$16771	$17040	$16883
Aug 19	$16210	$16744	$16318
Sep 19	$16623	$17042	$16735
Oct 19	$16837	$17413	$16953
Nov 19	$17459	$18067	$17583
Dec 19	$17889	$18597	$18019
Jan 20	$17674	$18633	$17805
Feb 20	$16135	$17114	$16255
Mar 20	$13193	$14943	$13291
Apr 20	$15012	$16909	$15124
May 20	$16001	$17788	$16121
Jun 20	$16255	$18194	$16379
Jul 20	$17092	$19274	$17223
Aug 20	$17858	$20721	$17999
Sep 20	$17493	$19948	$17633
Oct 20	$17443	$19429	$17585
Nov 20	$19935	$21677	$20103
Dec 20	$20806	$22571	$20983
Jan 21	$20607	$22362	$20786
Feb 21	$21692	$22946	$21882
Mar 21	$22490	$23809	$22690
Apr 21	$23599	$25105	$23812
May 21	$23950	$25226	$24172
Jun 21	$24345	$25928	$24575
Jul 21	$24659	$26541	$24894
Aug 21	$25235	$27324	$25478
Sep 21	$24120	$26034	$24356
Oct 21	$25567	$27850	$25818
Nov 21	$24855	$27569	$25100
Dec 21	$26014	$28659	$26273
Jan 22	$24485	$27036	$24731
Feb 22	$24198	$26244	$24445
Mar 22	$24782	$27167	$25037
Apr 22	$23020	$24704	$23258
May 22	$23136	$24650	$23378
Jun 22	$20978	$22610	$21199
Jul 22	$22847	$24719	$23089
Aug 22	$22106	$23750	$22342
Sep 22	$20002	$21548	$20218
Oct 22	$21757	$23258	$21995
Nov 22	$23098	$24524	$23353
Dec 22	$21894	$23082	$22138
Jan 23	$23703	$24600	$23968
Feb 23	$22909	$24013	$23167
Mar 23	$22770	$24866	$23030
Apr 23	$22614	$25181	$22875
May 23	$22116	$25345	$22373
Jun 23	$23813	$27035	$24092
Jul 23	$24817	$27966	$25112
Aug 23	$24003	$27495	$24291
Sep 23	$22871	$26205	$23148
Oct 23	$21840	$25602	$22108
Nov 23	$24003	$28016	$24285
Dec 23	$25799	$29336	$26104
Jan 24	$25565	$29793	$25869
Feb 24	$26732	$31392	$27050
Mar 24	$27900	$32391	$28241
Apr 24	$26422	$31054	$26746
May 24	$27093	$32537	$27430
Jun 24	$27058	$33700	$27400
Jul 24	$28177	$34123	$28536

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
13.54%	10.93%	10.91%
Fund Market...
13.69	10.94	10.92
MSCI USA Index...
22.02	14.90	13.06
MSCI USA Low Size Index...
13.63	11.07	11.06

No Deduction of Taxes [Text Block]			Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 314,892,875	$ 314,892,875
Holdings Count | Holding		603	603
Advisory Fees Paid, Amount			$ 497,140
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$314,892,875
Number of Portfolio Holdings...
603
Net Investment Advisory Fees...
$497,140
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
16.2%
Information Technology...
15.4
Financials...
14.9
Health Care...
12.3
Consumer Discretionary...
9.1
Real Estate...
6.4
Consumer Staples...
6.2
Materials...
5.4
Utilities...
5.2
Energy...
4.6
Communication Services...
4.3

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Rivian Automotive, Inc., Class A...
0.3%
Alnylam Pharmaceuticals, Inc...
0.3
Burlington Stores, Inc...
0.2
Texas Pacific Land Corp...
0.2
Charter Communications, Inc., Class A...
0.2
Match Group, Inc...
0.2
ROBLOX Corp., Class A...
0.2
Qorvo, Inc...
0.2
Skyworks Solutions, Inc...
0.2
CBRE Group, Inc., Class A...
0.2

C000124961
Shareholder Report [Line Items]
Fund Name			iShares MSCI USA Value Factor ETF
Trading Symbol			VLUE
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about iShares MSCI USA Value Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number			1-800-474-2737
Additional Information Website			blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Value Factor ETF	$16	0.15%

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”) particularly in the information technology sector.

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

What contributed to performance?

The financials sector contributed the most to the Fund’s return, as healthy bank balance sheets and the prospect of higher-for-longer interest rates benefited the sector during the reporting period. Elevated interest rates allowed banks to lend at improved margins, increasing their profitability. The performance of asset management firms gained on enhanced fees from wealth management units. The information technology sector also contributed to performance. The ongoing trend of AI adoption created strong momentum across the sector, and firms benefited from the increased investment in technology spending. Companies that provide hardware and storage gained on greater demand for storage solutions, innovations, and solid growth prospects.

What detracted from performance?

The consumer staples sector detracted the most from the Fund’s return during the reporting period, most notably drug retail companies. Drugstore chains experienced slower-than-expected patient growth and difficulties stemming from changes to the Medicare reimbursement program. Medicare is the single largest payer for healthcare services in the United States. In the healthcare sector, some of the larger pharmaceutical companies were pressured as they faced upcoming patent expirations and waning demand for COVID-related treatments.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Enhanced Value Index
Jul 14	$10000	$10000	$10000
Aug 14	$10375	$10401	$10379
Sep 14	$10172	$10239	$10177
Oct 14	$10381	$10486	$10387
Nov 14	$10603	$10764	$10606
Dec 14	$10630	$10731	$10633
Jan 15	$10202	$10428	$10203
Feb 15	$10812	$11038	$10819
Mar 15	$10653	$10879	$10656
Apr 15	$10781	$10978	$10789
May 15	$10891	$11125	$10900
Jun 15	$10674	$10914	$10682
Jul 15	$10756	$11132	$10764
Aug 15	$10110	$10457	$10116
Sep 15	$9821	$10180	$9827
Oct 15	$10546	$11020	$10555
Nov 15	$10474	$11058	$10485
Dec 15	$10253	$10873	$10265
Jan 16	$9418	$10295	$9429
Feb 16	$9536	$10273	$9549
Mar 16	$10208	$10977	$10224
Apr 16	$10285	$11031	$10302
May 16	$10436	$11233	$10457
Jun 16	$10308	$11262	$10330
Jul 16	$10775	$11689	$10800
Aug 16	$10906	$11707	$10934
Sep 16	$10986	$11719	$11015
Oct 16	$10850	$11497	$10882
Nov 16	$11607	$11912	$11644
Dec 16	$11861	$12135	$11901
Jan 17	$12020	$12386	$12062
Feb 17	$12573	$12873	$12621
Mar 17	$12429	$12891	$12478
Apr 17	$12453	$13031	$12503
May 17	$12439	$13208	$12491
Jun 17	$12591	$13291	$12645
Jul 17	$12834	$13562	$12891
Aug 17	$12864	$13606	$12924
Sep 17	$13318	$13884	$13381
Oct 17	$13658	$14202	$13726
Nov 17	$14236	$14634	$14308
Dec 17	$14466	$14793	$14542
Jan 18	$15093	$15642	$15173
Feb 18	$14605	$15068	$14685
Mar 18	$14268	$14700	$14348
Apr 18	$14329	$14759	$14412
May 18	$14611	$15119	$14695
Jun 18	$14457	$15222	$14542
Jul 18	$14947	$15768	$15036
Aug 18	$15493	$16290	$15588
Sep 18	$15465	$16365	$15562
Oct 18	$14553	$15229	$14647
Nov 18	$14474	$15525	$14568
Dec 18	$12849	$14127	$12933
Jan 19	$14129	$15289	$14225
Feb 19	$14402	$15800	$14500
Mar 19	$14266	$16092	$14363
Apr 19	$14759	$16738	$14862
May 19	$13339	$15679	$13433
Jun 19	$14601	$16781	$14705
Jul 19	$14846	$17040	$14955
Aug 19	$14187	$16744	$14293
Sep 19	$14866	$17042	$14979
Oct 19	$15282	$17413	$15403
Nov 19	$15846	$18067	$15973
Dec 19	$16377	$18597	$16511
Jan 20	$15757	$18633	$15886
Feb 20	$14230	$17114	$14347
Mar 20	$11595	$14943	$11691
Apr 20	$12909	$16909	$13014
May 20	$13375	$17788	$13486
Jun 20	$13407	$18194	$13520
Jul 20	$13535	$19274	$13648
Aug 20	$14069	$20721	$14189
Sep 20	$13777	$19948	$13897
Oct 20	$13615	$19429	$13733
Nov 20	$15853	$21677	$15995
Dec 20	$16326	$22571	$16472
Jan 21	$16865	$22362	$17019
Feb 21	$18035	$22946	$18205
Mar 21	$19332	$23809	$19519
Apr 21	$19666	$25105	$19857
May 21	$20234	$25226	$20434
Jun 21	$19929	$25928	$20127
Jul 21	$19775	$26541	$19973
Aug 21	$19938	$27324	$20139
Sep 21	$19230	$26034	$19426
Oct 21	$19710	$27850	$19911
Nov 21	$19528	$27569	$19732
Dec 21	$21056	$28659	$21282
Jan 22	$20650	$27036	$20876
Feb 22	$20198	$26244	$20421
Mar 22	$20256	$27167	$20481
Apr 22	$19089	$24704	$19305
May 22	$19830	$24650	$20059
Jun 22	$17645	$22610	$17850
Jul 22	$18690	$24719	$18908
Aug 22	$18029	$23750	$18242
Sep 22	$16094	$21548	$16285
Oct 22	$18208	$23258	$18429
Nov 22	$19267	$24524	$19505
Dec 22	$18080	$23082	$18305
Jan 23	$19366	$24600	$19610
Feb 23	$18610	$24013	$18845
Mar 23	$18530	$24866	$18766
Apr 23	$18326	$25181	$18561
May 23	$17650	$25345	$17877
Jun 23	$18886	$27035	$19132
Jul 23	$19581	$27966	$19838
Aug 23	$19014	$27495	$19267
Sep 23	$18403	$26205	$18651
Oct 23	$17744	$25602	$17986
Nov 23	$19194	$28016	$19457
Dec 23	$20658	$29336	$20944
Jan 24	$20483	$29793	$20769
Feb 24	$21017	$31392	$21312
Mar 24	$22270	$32391	$22587
Apr 24	$20750	$31054	$21047
May 24	$21382	$32537	$21692
Jun 24	$21374	$33700	$21686
Jul 24	$22239	$34123	$22564

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
13.57%	8.42%	8.32%
Fund Market...
13.54	8.41	8.32
MSCI USA Index...
22.02	14.90	13.06
MSCI USA Enhanced Value Index...
13.74	8.57	8.48

No Deduction of Taxes [Text Block]			Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 7,144,486,050	$ 7,144,486,050
Holdings Count | Holding		153	153
Advisory Fees Paid, Amount			$ 10,183,743
InvestmentCompanyPortfolioTurnover			24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$7,144,486,050
Number of Portfolio Holdings...
153
Net Investment Advisory Fees...
$10,183,743
Portfolio Turnover Rate...
24%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.2%
Financials...
12.9
Health Care...
12.2
Consumer Discretionary...
10.0
Communication Services...
9.6
Industrials...
9.1
Consumer Staples...
5.6
Energy...
3.6
Materials...
2.3
Utilities...
2.3
Real Estate...
2.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
5.6%
AT&T, Inc...
5.3
Intel Corp...
4.8
International Business Machines Corp...
3.7
Applied Materials, Inc...
3.1
Verizon Communications, Inc...
2.9
General Motors Co...
2.9
Pfizer, Inc...
2.6
Bank of America Corp...
2.0
RTX Corp...
1.8

C000245481
Shareholder Report [Line Items]
Fund Name		iShares LifePath Retirement ETF
Trading Symbol		IRTR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Retirement ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,957,244	$ 3,957,244
Holdings Count | Holding		15	15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		10.00%
C000245483
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2025 ETF
Trading Symbol		ITDA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2025 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 17, 2023
AssetsNet		$ 3,455,193	$ 3,455,193
Holdings Count | Holding		15	15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		10.00%
Updated Prospectus Phone Number		(1-800-474-2737)
C000245484
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2030 ETF
Trading Symbol		ITDB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2030 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 9,980,161	$ 9,980,161
Holdings Count | Holding		15	15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		10.00%
C000245485
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2035 ETF
Trading Symbol		ITDC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2035 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 13,080,794	$ 13,080,794
Holdings Count | Holding		15	15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		8.00%
C000245486
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2040 ETF
Trading Symbol		ITDD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2040 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 12,041,114	$ 12,041,114
Holdings Count | Holding		15	15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		6.00%
C000245487
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2045 ETF
Trading Symbol		ITDE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2045 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 12,189,402	$ 12,189,402
Holdings Count | Holding		13	13
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		5.00%
C000245488
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2050 ETF
Trading Symbol		ITDF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2050 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 12,903,334	$ 12,903,334
Holdings Count | Holding		11	11
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		6.00%
C000245489
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2055 ETF
Trading Symbol		ITDG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2055 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 8,004,355	$ 8,004,355
Holdings Count | Holding		8	8
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		4.00%
C000245490
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2060 ETF
Trading Symbol		ITDH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2060 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 4,925,650	$ 4,925,650
Holdings Count | Holding		8	8
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		3.00%
C000245482
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2065 ETF
Trading Symbol		ITDI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2065 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 4,925,634	$ 4,925,634
Holdings Count | Holding		8	8
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		3.00%